UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10609

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

SMID-Cap Portfolio

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 94.9%

Security	Shares	Value

Aerospace & Defense — 1.0%
TransDigm Group, Inc.	291,845	$44,628,937

		$44,628,937

Auto Components — 2.0%
Gentex Corp.	4,325,097	$86,545,191

		$86,545,191

Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	995,815	$152,927,309
SEI Investments Co.	2,656,733	76,646,747

		$229,574,056

Chemicals — 1.0%
Airgas, Inc.	434,587	$43,093,647

		$43,093,647

Commercial Banks — 4.5%
City National Corp.	1,489,128	$87,724,530
Cullen/Frost Bankers, Inc.	703,134	43,966,969
Umpqua Holdings Corp.	4,929,350	65,363,181

		$197,054,680

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)	1,334,192	$45,736,102

		$45,736,102

Construction & Engineering — 2.1%
Jacobs Engineering Group, Inc.(1)	1,633,091	$91,845,038

		$91,845,038

Containers & Packaging — 2.0%
AptarGroup, Inc.	1,535,784	$88,077,212

		$88,077,212

Distributors — 3.5%
LKQ Corp.(1)	7,021,193	$152,781,160

		$152,781,160

Security	Shares	Value

Electrical Equipment — 4.2%
Acuity Brands, Inc.	1,228,338	$85,185,240
AMETEK, Inc.	2,268,306	98,353,748

		$183,538,988

Electronic Equipment, Instruments & Components — 1.2%
FLIR Systems, Inc.	2,089,010	$54,335,150

		$54,335,150

Energy Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	513,851	$44,792,392
Oceaneering International, Inc.	1,007,578	66,913,255

		$111,705,647

Health Care Equipment & Supplies — 4.4%
DENTSPLY International, Inc.	3,005,729	$127,503,024
Varian Medical Systems, Inc.(1)	900,098	64,807,056

		$192,310,080

Health Care Providers & Services — 2.8%
Henry Schein, Inc.(1)	1,296,834	$120,021,987

		$120,021,987

Household Products — 1.8%
Church & Dwight Co., Inc.	1,219,555	$78,819,840

		$78,819,840

Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	1,433,077	$97,148,290

		$97,148,290

Insurance — 7.6%
HCC Insurance Holdings, Inc.	3,393,597	$142,632,882
Markel Corp.(1)	378,130	190,388,455

		$333,021,337

IT Services — 2.5%
Jack Henry & Associates, Inc.	1,427,518	$65,965,607
WEX, Inc.(1)	557,223	43,742,005

		$109,707,612

16	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 3.7%
Bio-Rad Laboratories, Inc., Class A(1)	858,573	$108,180,198
Mettler-Toledo International, Inc.(1)	253,472	54,045,300

		$162,225,498

Machinery — 6.7%
CLARCOR, Inc.	1,664,060	$87,163,463
Graco, Inc.	1,085,214	62,974,968
IDEX Corp.	1,841,150	98,354,233
Pall Corp.	640,918	43,819,564

		$292,312,228

Marine — 2.6%
Kirby Corp.(1)	1,461,367	$112,232,986

		$112,232,986

Media — 4.2%
John Wiley & Sons, Inc., Class A	898,536	$35,006,962
Morningstar, Inc.	2,136,354	149,373,872

		$184,380,834

Professional Services — 3.8%
Equifax, Inc.	1,711,992	$98,593,619
Verisk Analytics, Inc., Class A(1)	1,088,544	67,086,967

		$165,680,586

Real Estate Management & Development — 1.6%
Forest City Enterprises, Inc., Class A(1)	3,814,121	$67,776,930

		$67,776,930

Road & Rail — 1.8%
J.B. Hunt Transport Services, Inc.	1,072,191	$79,856,786

		$79,856,786

Software — 9.9%
ANSYS, Inc.(1)	1,354,080	$110,249,194
Blackbaud, Inc.	3,116,383	92,338,428
FactSet Research Systems, Inc.	694,687	64,328,016
Fair Isaac Corp.	2,364,253	108,022,720
Solera Holdings, Inc.	942,904	54,999,590

		$429,937,948

Security	Shares	Value

Specialty Retail — 7.8%
Aaron’s, Inc.	2,260,324	$64,826,092
CarMax, Inc.(1)	1,595,075	66,514,628
O’Reilly Automotive, Inc.(1)	844,617	86,615,473
Sally Beauty Holdings, Inc.(1)	4,131,968	121,397,220

		$339,353,413

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	790,778	$45,770,231

		$45,770,231

Total Common Stocks (identified cost $3,122,300,290)		$4,139,472,394

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$244,921	$244,921,296

Total Short-Term Investments (identified cost $244,921,296)		$244,921,296

Total Investments — 100.5% (identified cost $3,367,221,586)		$4,384,393,690

Other Assets, Less Liabilities — (0.5)%		$(22,627,197)

Net Assets — 100.0%		$4,361,766,493

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013.

17	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2013
Unaffiliated investments, at value (identified cost, $3,122,300,290)	$4,139,472,394
Affiliated investment, at value (identified cost, $244,921,296)	244,921,296
Dividends receivable	1,575,338
Interest receivable from affiliated investment	21,503
Receivable for investments sold	12,201,698
Total assets	$4,398,192,229

Liabilities
Payable for investments purchased	$33,227,987
Payable to affiliates:
Investment adviser fee	3,130,417
Accrued expenses	67,332
Total liabilities	$36,425,736
Net Assets applicable to investors’ interest in Portfolio	$4,361,766,493

Sources of Net Assets
Investors’ capital	$3,344,594,389
Net unrealized appreciation	1,017,172,104
Total	$4,361,766,493

18	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2013
Dividends	$17,770,319
Interest allocated from affiliated investment	127,359
Expenses allocated from affiliated investment	(12,233)
Total investment income	$17,885,445

Expenses
Investment adviser fee	$15,857,719
Trustees’ fees and expenses	34,000
Custodian fee	274,837
Legal and accounting services	21,804
Miscellaneous	12,172
Total expenses	$16,200,532
Deduct —
Reduction of custodian fee	$15
Total expense reductions	$15

Net expenses	$16,200,517

Net investment income	$1,684,928

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$73,925	(1)
Investment transactions allocated from affiliated investment	3,983
Net realized gain	$77,908
Change in unrealized appreciation (depreciation) —
Investments	$593,548,672
Net change in unrealized appreciation (depreciation)	$593,548,672

Net realized and unrealized gain	$593,626,580

Net increase in net assets from operations	$595,311,508

(1)	Includes $10,007,653 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
From operations —
Net investment income (loss)	$1,684,928		$(3,304,119)
Net realized gain from investment transactions	77,908	(1)	10,283,170
Net change in unrealized appreciation (depreciation) from investments	593,548,672		465,070,272
Net increase in net assets from operations	$595,311,508		$472,049,323
Capital transactions —
Contributions	$772,106,646		$1,226,251,261
Withdrawals	(77,021,605)		(24,582,743)
Net increase in net assets from capital transactions	$695,085,041		$1,201,668,518

Net increase in net assets	$1,290,396,549		$1,673,717,841

Net Assets
At beginning of period	$3,071,369,944		$1,397,652,103
At end of period	$4,361,766,493		$3,071,369,944

(1)	Includes $10,007,653 of net realized gains from redemptions in-kind.

20	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Supplementary Data

	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.90	%(3)	0.94%	0.95%	0.95%	0.96%	0.95%
Net investment income (loss)	0.09	%(3)	(0.14)%	(0.26)%	(0.36)%	(0.24)%	(0.01)%
Portfolio Turnover	3	%(4)	6%	19%	20%	33%	42%

Total Return	17.25	%(4)	29.50%	3.98%	12.05%	5.71%	(6.46)%

Net assets, end of period (000’s omitted)	$4,361,766		$3,071,370	$1,397,652	$574,748	$186,908	$44,383

(1)

The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.04%, 0.12%, 0.18% and 0.22% of average daily net assets for the years ended September 30, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

21	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2013, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

22

SMID-Cap Portfolio

March 31, 2013

Notes to Financial Statements (Unaudited) —continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion and 0.75% on net assets of $5 billion and over, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2013, the Portfolio’s investment adviser fee amounted to $15,857,719 or 0.88% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $746,754,577 and $110,246,067, respectively, for the six months ended March 31, 2013. Included in sales is $59,268,992 representing the value of securities delivered in payment of redemptions in-kind.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,371,833,326
Gross unrealized appreciation	$1,026,531,703

Gross unrealized depreciation	(13,971,339)

Net unrealized appreciation	$1,012,560,364

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2013.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

23

SMID-Cap Portfolio

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$4,139,472,394	*	$—	$—	$4,139,472,394
Short-Term Investments	—		244,921,296	—	244,921,296

Total Investments	$4,139,472,394		$244,921,296	$—	$4,384,393,690

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of SMID-Cap Portfolio

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452-5/13	ASCSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 14, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 14, 2013